Prepaid Expenses - Additional Information (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses [Line Items]
Prepaid expenses	$ 36,000	$ 33,000	$ 45,000
LMF ACQUISITION OPPORTUNITIES, INC.
Prepaid Expenses [Line Items]
Prepaid expenses	132,875	$ 14,817	$ 0
LMF ACQUISITION OPPORTUNITIES, INC. | Directors and Officers Liability Insurance [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 174,000